Financial Risk Management - Market Risk USD (Details) - Foreign net investments - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount remaining to be hedged	$ 7,522	$ 7,250
Designated as hedging instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of hedged	$ 3,440	$ 3,511